Operating Segments	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
OPERATING SEGMENTS

NOTE 22: OPERATING SEGMENTS

a.	Reportable segments represent the two lines of business for which the Company expects to earn income, incur costs and allocate resources. Operating segments are identified based on information that is reviewed by the chief operating decision maker (“CODM”) and senior management to make decisions about resources to be allocated and assess operational and financial performance. Accordingly, for management purposes, the Company is organized into operating segments as follows:

1.	Brokerage segment - facilitates financial transactions between banks and offers a full range of brokerage services to banks worldwide.

2.	Digital assets segment - development and operation of an integrated, regulated solutions for trading of blockchain assets, and providing related services for products utilizing blockchain technology.

b.	Revenue and net income (loss) by the reporting operating segment:

	Brokerage Segment	Digital Asset Segment	Total
Year ended December 31, 2023:

Revenue	$4,913	$12,788	$17,701

Total income	$4,913	$667	$5,580

Segment net income (loss)	65	(15,690)	(15,625)

Unallocated corporate expenses:
Other income, net			3,775

Net loss before taxes			$(11,850)

Year ended December 31, 2022:

Revenue	$3,621	$9,598	$13,219

Total income	$3,621	$652	$4,273

Segment net loss	(157)	(14,434)	(14,591)

Unallocated corporate expenses:
Other income, net			226,044

Net income before taxes			$211,453

	Brokerage Segment	Digital Asset Segment	Total
Year ended December 31, 2021:

Revenue	$2,278	$266	$2,544

Total income	$2,278	$266	$2,544

Segment net income (loss)	383	(54,288)	(53,905)

Unallocated corporate expenses:
Other expense, net			(161,173)

Net loss before taxes			$(215,078)

Unallocated corporate expenses for years ended December 31, 2023, 2022 and 2021 include the change in fair value of INX Tokens.

c.	Select information by reporting operating segment:

	Brokerage Segment	Digital Asset Segment	Total
As of December 31, 2023:

Segment assets	$5,652	$66,864	$72,516
Segment liabilities	$1,280	$61,773	$63,053

As of December 31, 2022:

Segment assets	$2,351	$80,054	$82,405
Segment liabilities	$1,077	$63,644	$64,721

d.	Non-current assets, other than financial assets, located in the country of domicile and in foreign countries:

Non-current assets	December 31, 2023	December 31, 2022
United States	$2,500	$2,848
State of Israel	$4,130	$4,663
Gibraltar	$-	$11

e.	Revenue based on geographic locations:

Revenue reported in the financial statements are attributed to countries based on the location of customers, as follows:

	Year ended December 31
	2023	2022	2021
Brokerage Segment:
United Kingdom	$2,653	$1,083	$911
State of Israel	$1,984	$1,562	$911
United States	$16	$652	$248
Gibraltar	$-	$-	$-
Other	$260	$324	$208

Digital Asset Segment:
Gibraltar	$11,380	$8,946	$-
Switzerland	$976	$-	$-
United States	$149	$170	$25
Japan	$107	$162	$97
State of Israel	$21	$90	$90
United Kingdom	$4	$123	$6
Other	$151	$107	$48

f.	Revenue from major customers:

Revenue from major customers which account for 10 percent or more of total revenue as reported in the financial statements:

	Year ended December 31
	2023	2022	2021
Brokerage Segment:
Customer A	$592	$452	$265
Customer B	$533	$-	$-